Note 23 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 12,110	€ 10,131	[1]	€ 10,865
Insurances [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	12,110	10,131	[2]
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,900	9,157	[2]
Liabilities for remaining coverage [Member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	9,361	7,745	[2]
Liabilities for remaining coverage [Member] | Risk adjustments [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	171	155	[2]
Liabilities for remaining coverage [Member] | Cost service margin [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,213	1,097	[2]
Liabilities for remaining coverage [Member] | Loss component [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1	1	[2]
Liabilities for remaining coverage [Member] | Premium reserve - simplified model [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	154	159	[2]
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,210	974	[2]
Liabilities for incurred claims [member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,191	959	[2]
Liabilities for incurred claims [member] | Risk adjustments [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	19	15	[2]
Reinsurances [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 0	€ 0	[2]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).